UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2013 (Unaudited)
	Principal Amount	Value
ASSET BACKED SECURITIES - 3.49%
Accredited Mortgage Loan Trust
2005-1, 0.589%, 04/25/2035	80,275	$78,274
2005-3, 0.692%, 09/25/2035	148,000	132,497
2005-4, 0.449%, 12/25/2035	9,686	9,673
Aegis Asset Backed Securities Trust
2005-1, 0.754%, 03/25/2035	170,000	154,263
American Credit Acceptance Receivables Trust
A, 1.890%, 07/15/2016 (a)	67,476	67,874
A, 1.640%, 11/15/2016 (a)	83,126	83,150
A, 1.450%, 04/16/2018 (a)	112,974	112,995
AmeriCredit Automobile Receivables Trust
B, 1.120%, 11/08/2017	90,000	89,823
B, 1.310%, 11/08/2017	60,000	60,249
Asset-Backed Pass-Through Certificate Series 2004-R2
2004-R2, 0.894%, 04/25/2034	283,645	271,279
Chase Funding Mortgage Loan Asset-Backed Certificates
FLT, 0.954%, 09/25/2033	229,456	213,213
Citigroup Mortgage Loan Trust, Inc.
M-3, 0.684%, 05/25/2035	325,000	265,545
M-1, 0.989%, 06/25/2035 (a)	114,000	108,285
Continental Airlines 2012-2 Class A Pass Through Trust
A, 4.000%, 04/29/2026	175,000	183,312
First Franklin Mortgage Loan Trust 2004-FFH4
M-5, 1.817%, 01/25/2035	95,000	89,855
First Franklin Mortgage Loan Trust 2005-FF1
2005-FF1, 0.928%, 12/25/2034	277,124	254,400
Flagship Credit Auto Trust 2013-1
2013-1, 1.320%, 04/16/2018 (a)	320,724	322,846
Fremont Home Loan Trust
2004-2, 1.165%, 07/25/2034	87,532	82,826
Global SC Finance II SRL
2013-1, 2.980%, 04/17/2028 (a)	262,792	262,268
Home Equity Mortgage Trust
2004-5, 1.804%, 02/25/2035	117,754	110,271
Lake Country Mortgage Loan Trust 2006-HE1
M-1, 0.854%, 07/25/2034 (a)	330,000	317,580
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE6
2004-HE6, 0.754%, 08/25/2034	240,000	228,148
New Century Home Equity Loan Trust Series 2004-3
2004-3, 1.179%, 11/25/2034	139,595	132,429
Newcastle Mortgage Securities Trust
A-4, 0.524%, 03/25/2036	180,000	171,583
SNAAC Auto Receivables Trust
2012-1, 1.780%, 06/15/2016 (a)	21,857	21,991
Structured Asset Investment Loan Trust 2004-6
2004-6, 1.004%, 07/25/2034	321,114	304,141
Structured Asset Investment Loan Trust 2004-8
2004-8, 0.786%, 09/25/2034	210,000	197,447
Structured Asset Securities Corp.
M3, 0.623%, 05/25/2035	155,000	144,212
UAL 2007-1 Pass Through Trust
Series A, 6.636%, 01/02/2024	320,835	351,314
US Airways 2012-2 Class A Pass Through Trust
2012-2, 4.625%, 12/03/2026	265,000	272,287
TOTAL ASSET BACKED SECURITIES (Cost $4,716,598)		5,094,030

CORPORATE BONDS - 22.65%
Accommodation - 0.09%
Wyndham Worldwide Corp.
2.500%, 03/01/2018	125,000	125,485
Administrative and Support Services - 0.18%
Total System Services, Inc.
2.375%, 06/01/2018	270,000	269,291
Apparel Manufacturing - 0.09%
PVH Corp.
4.500%, 12/15/2022	130,000	130,325

Beverage and Tobacco Product Manufacturing - 0.84%
Altria Group, Inc.
9.950%, 11/10/2038	35,000	55,049
Dr. Pepper Snapple Group, Inc.
3.200%, 11/15/2021	135,000	137,097
Fomento Economico Mexicano SAB de CV
4.375%, 05/10/2043	505,000	457,768
Imperial Tobacco Finance PLC
3.500%, 02/11/2023 (a)	200,000	200,079
Reynolds American, Inc.
7.625%, 06/01/2016	80,000	94,729
3.250%, 11/01/2022	90,000	87,609
7.250%, 06/15/2037	25,000	31,188
4.750%, 11/01/2042	175,000	164,725
		1,228,244
Broadcasting (except Internet) - 0.66%
Cogeco Cable, Inc.
4.875%, 05/01/2020 (a)	150,000	150,000
Comcast Corp.
4.500%, 01/15/2043	145,000	146,443
Discovery Communications LLC
4.875%, 04/01/2043	135,000	135,114
DISH DBS Corp.
5.875%, 07/15/2022	55,000	55,413
NBCUniversal Media LLC
6.400%, 04/30/2040	75,000	94,904
Time Warner Cable, Inc.
4.125%, 02/15/2021	200,000	212,171
5.500%, 09/01/2041	90,000	91,696
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	82,500
		968,241
Building Material and Garden Equipment and Supplies Dealers - 0.09%
Home Depot, Inc.
4.200%, 04/01/2043	140,000	137,215
Chemical Manufacturing - 0.30%
AbbVie, Inc.
2.900%, 11/06/2022 (a)	70,000	68,219
Agrium, Inc.
3.150%, 10/01/2022	50,000	48,753
3.500%, 06/01/2023	75,000	74,655
Amgen, Inc.
5.150%, 11/15/2041	20,000	21,298
The Mosaic Co.
4.875%, 11/15/2041	20,000	20,359
Watson Pharmaceuticals, Inc.
3.250%, 10/01/2022	185,000	182,138
4.625%, 10/01/2042	25,000	24,472
		439,894
Clothing and Clothing Accessories Stores - 0.55%
Nordstrom, Inc.
6.750%, 06/01/2014	40,000	42,414
Swedbank Hypotek AB
1.375%, 03/28/2018 (a)	450,000	445,746
Wynn Las Vegas LLC
4.250%, 05/30/2023 (a)	320,000	311,600
		799,760
Computer and Electronic Product Manufacturing - 0.86%
Apple, Inc.
2.400%, 05/03/2023	230,000	219,865
3.850%, 05/04/2043	275,000	253,447
Hewlett-Packard Co.
2.650%, 06/01/2016	225,000	231,522
4.650%, 12/09/2021	95,000	97,998
Jabil Circuit, Inc.
5.625%, 12/15/2020	80,000	86,600
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	170,929
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	190,000	195,008
		1,255,369
Credit Intermediation and Related Activities - 4.98%
Bank of America Corp.
1.500%, 10/09/2015	160,000	161,013
2.000%, 01/11/2018	160,000	158,738
3.300%, 01/11/2023	555,000	538,716
5.200%, 12/29/2049	390,000	388,050
Bank of Montreal
1.950%, 01/30/2018 (a)	250,000	258,928
Bank of Nova Scotia
2.150%, 08/03/2016 (a)	280,000	291,479
BBVA Banco Continental SA

3.250%, 04/08/2018 (a)	120,000	119,400
Canadian Imperial Bank of Commerce
2.750%, 01/24/2016 (a)	455,000	479,240
Caterpillar Financial Services Corp.
1.375%, 05/20/2014	70,000	70,685
Citigroup, Inc.
2.650%, 03/02/2015	100,000	102,727
6.125%, 11/21/2017	160,000	187,354
3.375%, 03/01/2023	365,000	359,911
Corpbanca SA
3.125%, 01/15/2018	230,000	228,415
Credit Suisse AG
1.625%, 03/06/2015 (a)	200,000	203,405
Danske Bank A/S
3.875%, 04/14/2016 (a)	200,000	212,782
ERAC USA Finance LLC
7.000%, 10/15/2037 (a)	95,000	120,178
FirstMerit Corp.
4.350%, 02/04/2023	425,000	440,083
Ford Motor Credit Co. LLC
6.625%, 08/15/2017	100,000	116,407
General Electric Capital Corp.
1.000%, 12/11/2015	115,000	115,557
5.250%, 06/29/2049	485,000	484,394
5.875%, 01/14/2038	20,000	22,898
HSBC Holdings PLC
4.000%, 03/30/2022	110,000	116,842
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (a)	200,000	210,033
KFW
3.500%, 03/10/2014	840,000	860,702
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015 (a)	200,000	200,737
Sberbank of Russia Via SB Capital SA
5.250%, 05/22/2023 (a)	205,000	200,388
SLM Corp.
6.000%, 01/25/2017	35,000	37,012
Swedbank AB
2.125%, 09/29/2017 (a)	315,000	319,363
UBS AG
2.250%, 03/30/2017 (a)	260,000	270,437
		7,275,874
Diversified Financials - 0.12%
General Electric Capital Corp.
6.250%, 12/15/2049	160,000	177,523
Educational Services - 0.05%
George Washinton University
3.485%, 09/15/2022	75,000	77,615
Electrical Equipment, Appliance, and Component Manufacturing - 0.04%
Spectrum Brands Escrow Corp.
6.625%, 11/15/2022 (a)	50,000	54,125
Executive, Legislative, and Other General Government Support - 0.10%
Province of New Brunswick Canada
2.750%, 06/15/2018	140,000	148,857
Food Manufacturing - 0.23%
Hawk Acquisition Sub, Inc.
4.250%, 10/15/2020 (a)	60,000	59,700
Kraft Foods, Inc.
6.875%, 02/01/2038	15,000	19,629
6.875%, 01/26/2039	35,000	46,026
Pinnacle Foods Finance LLC
4.875%, 05/01/2021 (a)	100,000	100,625
Tyson Foods, Inc.
4.500%, 06/15/2022	100,000	106,841
		332,821
Food Services and Drinking Places - 0.02%
Yum! Brands, Inc.
6.875%, 11/15/2037	25,000	31,492
Funds, Trusts, and Other Financial Vehicles - 1.80%
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023	310,000	308,621
Boston Properties LP
3.125%, 09/01/2023	75,000	72,817
Corporate Office Properties LP
3.600%, 05/15/2023 (a)	295,000	284,564
Daimler Finance North America LLC
1.875%, 01/11/2018 (a)	290,000	289,033
Digital Realty Trust LP
5.875%, 02/01/2020	110,000	127,258
5.250%, 03/15/2021	55,000	61,244
Entertainment Properties Trust
5.750%, 08/15/2022	225,000	243,537

Glencore Funding LLC
1.700%, 05/27/2016 (a)	580,000	578,627
Health Care REIT, Inc.
4.125%, 04/01/2019	90,000	97,229
Sabra Health Care LP
8.125%, 11/01/2018	80,000	87,400
5.375%, 06/01/2023	65,000	66,300
Ventas Realty LP
2.700%, 04/01/2020	430,000	409,897
		2,626,527
General Merchandise Stores - 0.19%
Macy's Retail Holdings, Inc.
6.700%, 07/15/2034	65,000	77,224
SACI Falabella
3.750%, 04/30/2023 (a)	200,000	192,000
		269,224
Hospitals - 0.08%
Catholic Health Initiatives
2.950%, 11/01/2022	125,000	123,216
Insurance Carriers and Related Activities - 1.78%
CNA Financial Corp.
7.350%, 11/15/2019	55,000	68,847
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	85,000	98,953
Humana, Inc.
7.200%, 06/15/2018	35,000	42,192
ING US, Inc.
5.500%, 07/15/2022 (a)	95,000	106,210
5.650%, 05/15/2053 (a)	335,000	337,513
Liberty Mutual Group
6.500%, 05/01/2042 (a)	55,000	64,530
Pacific LifeCorp
5.125%, 01/30/2043 (a)	70,000	69,216
Prudential Financial, Inc.
5.875%, 09/15/2042	545,000	590,644
5.200%, 03/15/2044	155,000	157,906
Sparebank 1 Boligkreditt AS
1.750%, 11/15/2019 (a)	495,000	482,216
Swiss Re Treasury US Corp.
4.250%, 12/06/2042 (a)	90,000	85,373
WellPoint, Inc.
4.650%, 01/15/2043	115,000	114,636
Wilton Re Finance LLC
5.875%, 03/30/2033 (a)	285,000	283,672
XLIT Ltd.
5.750%, 10/01/2021	80,000	95,604
		2,597,512
Machinery Manufacturing - 0.07%
General Electric Co.
4.125%, 10/09/2042	50,000	47,911
Terex Corp.
6.500%, 04/01/2020	55,000	59,263
		107,174
Management of Companies and Enterprises - 0.69%
Eksportfinans ASA
3.000%, 11/17/2014	155,000	155,775
Icahn Enterprises LP
8.000%, 01/15/2018	85,000	90,313
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	130,000	124,556
Morgan Stanley
5.625%, 09/23/2019	410,000	465,024
5.500%, 01/26/2020	150,000	169,388
		1,005,056
Merchant Wholesalers, Durable Goods - 0.08%
DIRECTV Holdings LLC
6.000%, 08/15/2040	100,000	107,165
Merchant Wholesalers, Nondurable Goods - 0.34%
Alliance One International, Inc.
10.000%, 07/15/2016	155,000	163,719
Express Scripts Holding Co.
2.650%, 02/15/2017	215,000	223,135
6.125%, 11/15/2041	20,000	24,926
Lorillard Tobacco Co.
8.125%, 06/23/2019	35,000	44,322
McKesson Corp.
7.500%, 02/15/2019	35,000	44,895
		500,997
Mining (except Oil and Gas) - 0.71%
Barrick Gold Corp.
4.100%, 05/01/2023 (a)	285,000	271,462
Cliffs Natural Resources, Inc.

4.875%, 04/01/2021	205,000	197,117
Freeport-McMoRan Copper & Gold, Inc.
3.550%, 03/01/2022	40,000	39,013
3.875%, 03/15/2023 (a)	200,000	195,055
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	85,000	85,413
Southern Copper Corp.
6.750%, 04/16/2040	45,000	47,489
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	83,151
Vale SA
5.625%, 09/11/2042	125,000	117,169
		1,035,869
Motion Picture and Sound Recording Industries - 0.12%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	92,078
5.375%, 10/15/2041	35,000	37,313
4.900%, 06/15/2042	40,000	40,315
		169,706
Motor Vehicle and Parts Dealers - 0.04%
AutoZone, Inc.
2.875%, 01/15/2023	60,000	56,889
Nonmetallic Mineral Product Manufacturing - 0.11%
Reynolds Group Issuer, Inc.
7.125%, 04/15/2019	150,000	160,500
Oil and Gas Extraction - 1.03%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	240,000	273,764
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019 (a)	160,000	168,800
Enterprise Products Operating LLC
6.125%, 10/15/2039	25,000	29,301
4.850%, 03/15/2044	120,000	119,821
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	92,217
Petrobras Global Finance
3.000%, 01/15/2019	180,000	176,016
4.375%, 05/20/2023	665,000	647,430
		1,507,349
Petroleum and Coal Products Manufacturing - 0.26%
Marathon Oil Corp.
2.800%, 11/01/2022	165,000	159,347
6.600%, 10/01/2037	180,000	222,631
		381,978
Pipeline Transportation - 0.49%
El Paso Pipeline Partners Operating Co. LLC
6.500%, 04/01/2020	80,000	96,407
4.700%, 11/01/2042	150,000	142,878
Energy Transfer Partners LP
6.500%, 02/01/2042	200,000	225,985
Kinder Morgan Energy Partners LP
3.500%, 09/01/2023	145,000	142,116
6.500%, 09/01/2039	35,000	41,364
ONEOK Partners LP
3.375%, 10/01/2022	60,000	58,634
		707,384
Primary Metal Manufacturing - 0.23%
ArcelorMittal
4.250%, 02/25/2015	90,000	92,700
Steel Funding Ltd.
4.450%, 02/19/2018 (a)	240,000	237,000
		329,700
Professional, Scientific, and Technical Services - 0.26%
APX Group, Inc.
6.375%, 12/01/2019 (a)	120,000	120,300
Interpublic Group of Companies, Inc.
2.250%, 11/15/2017	270,000	268,515
		388,815
Publishing Industries (except Internet) - 0.14%
Oracle Corp.
2.500%, 10/15/2022	110,000	105,669
UBM PLC
5.750%, 11/03/2020 (a)	100,000	104,372
		210,041
Rail Transportation - 0.12%
Burlington Northern Santa Fe LLC
4.400%, 03/15/2042	130,000	127,927
CSX Corp.
4.100%, 03/15/2044	50,000	46,376
		174,303
Real Estate - 0.06%
Piedmont Operating Partnership LP

3.400%, 06/01/2023 (a)	90,000	86,773
Rental and Leasing Services - 0.11%
Hertz Corp.
5.875%, 10/15/2020	60,000	63,600
United Rentals North America, Inc.
6.125%, 06/15/2023	100,000	105,250
		168,850
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.49%
DNB Boligkreditt AS
1.450%, 03/21/2018 (a)	585,000	580,604
Goldman Sachs Group, Inc.
3.300%, 05/03/2015	275,000	286,116
2.375%, 01/22/2018	290,000	291,824
5.750%, 01/24/2022	75,000	86,005
3.625%, 01/22/2023	285,000	281,566
Jefferies Group LLC
5.125%, 01/20/2023	275,000	288,182
JPMorgan Chase & Co.
3.450%, 03/01/2016	125,000	132,547
1.625%, 05/15/2018	280,000	275,066
3.250%, 09/23/2022	185,000	181,421
Morgan Stanley
2.125%, 04/25/2018	170,000	168,001
3.750%, 02/25/2023	495,000	491,987
6.375%, 07/24/2042	75,000	88,409
Nomura Holdings, Inc.
2.000%, 09/13/2016	415,000	415,754
Prudential Financial, Inc.
4.750%, 09/17/2015	65,000	70,450
		3,637,932
Specialty Trade Contractors - 0.38%
Bank Nederlandse Gemeenten
1.375%, 03/23/2015 (a)	180,000	182,938
Nederlandse Waterschapsbank NV
1.375%, 05/16/2014 (a)	365,000	368,627
		551,565
Support Activities for Mining - 0.12%
Rowan Cos., Inc.
5.400%, 12/01/2042	175,000	170,739
Telecommunications - 0.58%
AT&T, Inc.
6.550%, 02/15/2039	315,000	388,917
France Telecom SA
5.375%, 01/13/2042	30,000	32,183
Qwest Corp.
6.750%, 12/01/2021	365,000	420,051
		841,151
Transportation Equipment Manufacturing - 0.56%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	97,325
Ford Motor Co.
4.750%, 01/15/2043	155,000	144,977
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	410,000	409,276
3.000%, 06/12/2017	35,000	35,947
General Motors Financial Co., Inc.
4.250%, 05/15/2023 (a)	90,000	87,975
United Technologies Corp.
4.500%, 06/01/2042	45,000	46,643
		822,143
Utilities - 0.50%
Calpine Corp.
7.500%, 02/15/2021 (a)	145,000	158,050
Exelon Generation Co. LLC
4.000%, 10/01/2020	235,000	245,848
Nisource Finance Corp.
4.800%, 02/15/2044	85,000	83,143
Noble Energy, Inc.
6.000%, 03/01/2041	40,000	47,459
Public Service Electric & Gas Co.
3.650%, 09/01/2042	30,000	27,861
Sabine Pass Liquefaction LLC
5.625%, 04/15/2023 (a)	100,000	100,250
Virginia Electric & Power Co.
4.000%, 01/15/2043	75,000	72,852
		735,463
Water Transportation - 0.11%
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021 (a)	165,000	164,588
TOTAL CORPORATE BONDS (Cost $32,659,079)		33,090,740

FOREIGN CORPORATE BONDS - 0.82%
ArcelorMittal
6.125%, 06/01/2018	445,000	473,369
Barclays Bank PLC
6.750%, 05/22/2019	100,000	123,342
Electricite de France SA (a)
5.250%, 01/29/2050	290,000	291,634
Swedbank Hypotek AB
0.759%, 03/28/2014 (a)	200,000	200,709
WPP Finance UK
8.000%, 09/15/2014	100,000	108,654
TOTAL FOREIGN CORPORATE BONDS (Cost $1,138,497)		1,197,708

FOREIGN GOVERNMENT AGENCY ISSUES - 0.31%
Province of Manitoba Canada
9.625%, 12/01/2018	60,000	82,407
Province Of Ontario Canada
0.950%, 05/26/2015	360,000	363,431
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $448,651)		445,838

MORTGAGE BACKED SECURITIES - 16.05%
Air Canada
2013-1, 4.125%, 11/15/2026 (a)	215,000	220,106
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000	165,946
2006-5, 5.414%, 09/10/2047	300,000	334,773
BB-UBS Trust
2012-SHOW, 3.882%, 11/07/2036 (a)	150,000	154,260
Bear Stearns Commerical Mortgage Securities
A-4, 5.331%, 02/11/2044	70,000	78,279
COMM 2012-CCRE2 Mortgage Trust
2012-CCRE2, 1.960%, 08/17/2045 (b)	742,052	92,060
COMM 2013-CCRE6 Mortgage Trust
2013-CCRE6, 0.776%, 03/12/2046 (a)(b)	1,500,000	78,630
COMM 2013-LC6 Mortgage Trust
2013-LC6, 0.362%, 01/12/2046 (a)(b)	2,000,000	67,422
2013-LC6, 1.819%, 01/12/2046 (b)	995,579	108,124
Commercial Mortgage Pass-Through Certificates
2007-C2, 5.542%, 01/15/2049	160,000	181,084
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	211,117
Extended Stay America Trust 2013-ESH
295.75%, 2.958%, 12/05/2031 (a)	150,000	150,818
B-7, 3.604%, 12/05/2031 (a)	150,000	150,152
Fannie Mae Pool
5.000%, 12/01/2021	139,987	150,852
4.000%, 03/01/2025	507,267	538,828
3.500%, 11/01/2025	39,444	41,983
3.500%, 02/01/2026	219,473	234,354
2.500%, 08/01/2027	42,800	43,750
2.500%, 08/01/2027	28,797	29,456
2.500%, 09/01/2027	38,434	39,287
2.500%, 09/01/2027	4,798	4,904
2.500%, 09/01/2027	9,613	9,826
2.500%, 10/01/2027	1,106,537	1,130,755
2.500%, 10/01/2027	120,683	123,588
4.500%, 06/01/2029	42,906	46,245
5.000%, 03/01/2030	73,087	78,899
5.000%, 06/01/2033	44,303	48,096
5.000%, 11/01/2033	37,376	40,692
5.000%, 08/01/2034	194,251	211,392
5.000%, 11/01/2034	31,770	34,450
4.500%, 08/01/2035	325,000	347,655
5.500%, 10/01/2035	344,334	377,445
5.500%, 10/01/2035	84,439	92,030
6.000%, 05/01/2036	184,640	201,451
6.000%, 09/01/2036	17,870	19,497
6.218%, 09/01/2036	69,145	75,514
6.000%, 03/01/2037	81,398	88,707
5.500%, 09/01/2037	13,085	14,180
5.500%, 12/01/2037	22,071	23,917
5.000%, 02/01/2038	91,708	99,302
6.000%, 05/01/2038	43,340	47,232
6.000%, 05/01/2038	168,571	183,973
4.000%, 12/01/2039	177,252	187,212
4.500%, 05/01/2040	36,007	39,935
4.500%, 05/01/2040	502,430	537,767
4.500%, 08/01/2040	23,787	25,460
4.500%, 08/01/2040	562,156	601,694
4.500%, 09/01/2040	2,824	3,022
4.500%, 10/01/2040	156,298	170,222
4.000%, 03/01/2041	468,078	493,795
5.000%, 04/01/2041	71,248	76,992

4.000%, 05/01/2041	338,611	357,532
4.500%, 07/01/2041	112,059	120,011
4.500%, 09/01/2041	206,025	220,644
4.000%, 10/01/2041	92,766	95,543
4.500%, 10/01/2041	20,059	21,482
4.500%, 10/01/2041	131,448	142,369
4.500%, 11/01/2041	57,724	61,820
3.411%, 01/01/2042	211,116	222,699
4.000%, 03/01/2042	67,564	71,551
4.000%, 03/01/2042	362,598	383,993
4.000%, 09/01/2042	103,025	109,104
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026 (b)	157,721	12,527
2008-2, 5.000%, 07/25/2037	48,538	52,763
2012-35, 4.000%, 04/25/2042	26,495	26,487
2012-128, 5.694%, 11/25/2042	220,787	205,036
2012-137, 5.156%, 12/25/2042	85,422	79,421
2012-150, 5.694%, 01/25/2043	189,002	171,882
Freddie Mac Gold Pool
3.500%, 09/01/2026	123,871	131,050
3.500%, 09/01/2026	111,051	117,487
5.500%, 12/01/2027	21,372	23,067
5.000%, 02/01/2035	14,179	15,231
5.500%, 05/01/2035	117,053	126,644
5.000%, 08/01/2035	11,305	12,130
5.500%, 09/01/2037	4,416	4,750
5.500%, 02/01/2038	59,857	64,387
5.500%, 09/01/2038	99,890	107,451
4.000%, 11/01/2040	232,453	244,542
4.000%, 01/01/2041	241,655	256,790
4.000%, 02/01/2041	361,471	380,270
4.500%, 04/01/2041	85,801	91,260
4.500%, 05/01/2041	43,998	46,798
5.000%, 05/01/2041	58,897	63,599
4.500%, 07/01/2041	171,744	182,672
4.500%, 07/01/2041	145,280	154,524
4.000%, 10/01/2041	154,283	162,306
4.000%, 10/01/2041	74,885	80,066
4.000%, 12/01/2041	393,429	413,890
3.000%, 01/01/2043	177,927	178,466
3.000%, 02/01/2043	613,738	615,406
3.000%, 02/01/2043	467,174	468,443
3.000%, 03/01/2043	361,933	363,030
3.000%, 03/01/2043	487,989	489,467
Freddie Mac REMICS
3752, 2.124%, 06/15/2015 (b)	397,609	10,589
3762, 5.911%, 05/15/2025 (b)	142,993	19,725
4170, 3.000%, 05/15/2032 (b)	457,768	57,960
4170, 3.847%, 01/15/2033	413,219	386,940
3792, 6.360%, 11/15/2040 (b)	1,254,376	176,825
4192, 5.156%, 03/15/2043	240,000	219,430
FREMF Mortgage Trust
2012-KF01, 2.800%, 10/25/2044 (a)	320,000	338,032
2012-K706, 4.023%, 11/25/2044 (a)	190,000	200,777
2012-K18, 4.265%, 01/25/2045 (a)	45,000	46,981
2013-K712, 3.367%, 05/25/2045 (a)	130,000	131,514
2012-K21, 3.939%, 07/25/2045 (a)	95,000	97,512
2012-K711, 3.562%, 08/25/2045 (a)	90,000	91,917
2012-K11, 3.687%, 08/25/2045 (a)	95,000	94,006
2012-K11, 3.687%, 08/25/2045 (a)	140,000	128,358
Ginnie Mae II Pool
2003-AR1, 4.536%, 10/19/2033	118,470	122,925
Government National Mortgage Association
2010-41, 4.500%, 06/20/2033 (b)	112,206	4,128
2012-65, 3.500%, 03/20/2036	139,730	149,549
2012-07, 3.500%, 04/20/2036	97,331	103,065
2011-35, 4.500%, 12/16/2037 (b)	251,716	17,281
2010-84, 4.500%, 11/20/2038	215,000	240,890
2009-44, 1.289%, 06/16/2039	60,526	61,962
2011-71, 4.500%, 06/20/2039 (b)	465,261	55,091
2012-153, 4.000%, 02/20/2042	196,191	192,788
2012-53, 1.085%, 03/16/2047 (b)	2,434,766	186,475
2013-63, 0.772%, 09/16/2051 (b)	2,111,999	153,836
2012-70, 0.961%, 08/16/2052 (b)	856,960	59,097
2012-135, 1.040%, 01/16/2053 (b)	2,073,127	179,330
2012-107, 0.699%, 12/16/2053 (b)	1,857,782	128,025
2013-17, 0.989%, 06/16/2054 (b)	373,882	27,464
2012-132, 1.189%, 06/16/2054 (b)	258,299	21,344
Greenwich Capital Commercial Funding Corp.
2007-GG9, 5.444%, 03/10/2039	225,000	254,229
GS Mortgage Securities Corp. II
2006-GG8, 5.560%, 11/14/2039	35,000	39,411

2007-GG10, 5.805%, 08/10/2045	300,000	341,437
GS Mortgage Securities Trust
2012-GC6, 2.187%, 01/10/2045 (a)(b)	736,913	98,540
Impac CMB Trust Series 2004-10
2004-10, 0.583%, 03/25/2035	18,883	19,002
Impac Secured Assets Trust 2006-2
2006-2, 0.589%, 08/25/2036	107,579	106,508
JP Morgan Chase Commercial Mortgage Securities Corp.
A-4, 5.429%, 12/12/2043	250,000	279,056
2007-CIBC18, 5.440%, 06/12/2047	225,000	253,920
2007-LDP10, 5.420%, 01/15/2049	150,000	169,729
2007-LDP12, 5.882%, 02/15/2051	235,000	270,577
JP Morgan Mortgage Trust 2013-1
2013-1, 2.500%, 03/01/2043 (a)	283,755	287,405
Merrill Lynch/Countrywide Commercial Mortgage Trust
2007-5, 5.378%, 08/12/2048	175,000	196,532
Series 2007-8, 6.163%, 08/12/2049	100,000	115,775
2007-7, 5.729%, 06/12/2050	125,000	142,925
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C7, 1.769%, 02/16/2046 (b)	1,726,382	192,174
2013-C9, 1.618%, 05/15/2046 (b)	800,000	72,204
Morgan Stanley Capital I Trust
A, 2.695%, 01/11/2032 (a)	130,000	132,179
A-4, 5.150%, 06/13/2041	85,230	85,174
A-2, 5.610%, 04/15/2049	29,992	30,680
Opteum Mortgage Acceptance Corp.
2005-3, 0.494%, 07/25/2035	95,216	93,011
UBS-Barclays Commercial Mortgage Trust
2012-C4, 1.894%, 12/12/2045 (a)(b)	696,755	88,980
2013-C5, 1.174%, 03/12/2046 (a)(b)	1,246,016	100,884
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.933%, 06/15/2049	250,000	286,008
Wells Fargo Mortgage Backed Securities Trust
2006-16, 5.000%, 11/25/2036	39,447	40,673
WF-RBS Commercial Mortgage Trust
2012-C9, 2.275%, 11/17/2045 (a)(b)	693,041	96,543
2013-C14, 0.943%, 06/15/2046 (b)	880,000	57,771
WFRBS Commercial Mortgage Trust
2013-C11, 1.526%, 03/17/2045 (a)(b)	1,596,653	148,992
2013-C12, 1.677%, 03/17/2048 (a)(b)	698,848	70,781
TOTAL MORTGAGE BACKED SECURITIES (Cost $23,301,808)		23,430,636

MUNICIPAL BONDS - 1.01%
American Municipal Power
8.084%, 02/15/2050	90,000	131,509
Florida Hurricane Catastrophe Fund Finance Corp.
2.995%, 07/01/2020	550,000	538,466
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	235,000	267,129
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	190,265
State of Illinois
7.350%, 07/01/2035	190,000	230,936
University of North Carolina at Chapel Hill
3.596%, 12/01/2033	120,000	119,776
TOTAL MUNICIPAL BONDS (Cost $1,500,497)		1,478,081

U.S. GOVERNMENT AGENCY ISSUES - 22.32%
Fannie Mae
2.500%, 06/15/2028	585,000	597,089
4.500%, 06/01/2034	1,095,000	1,170,281
4.000%, 06/15/2040	1,575,000	1,660,518
3.500%, 06/15/2041	6,230,000	6,453,160
3.500%, 07/15/2041	555,000	573,731
3.000%, 06/15/2042	3,893,000	3,911,248
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	118,023
Federal Home Loan Banks
5.500%, 07/15/2036	70,000	91,058
Federal Home Loan Mortgage Corp.
1.140%, 10/15/2018	1,465,000	1,443,179
Federal National Mortgage Association
1.500%, 10/23/2019	85,000	83,772
1.550%, 10/29/2019	780,000	771,027
1.600%, 12/24/2020	210,000	202,810
2.630%, 10/10/2024	1,785,000	1,731,366
Freddie Mac
4.000%, 06/15/2041	715,000	751,867
3.500%, 06/15/2042	2,020,000	2,086,913
3.000%, 06/15/2043	4,045,000	4,051,320
Freddie Mac Gold Pool
Pool #G1-3122, 5.000%, 04/01/2023	5,713	6,135

Pool #G0-35355.500%, 10/01/2037	7,378	7,936
Pool #G0-3812, 5.500%, 02/01/2038	9,261	9,962
Pool #G0-4449, 5.500%, 07/01/2038	59,087	63,559
Pool #G0-4471, 5.500%, 07/01/2038	26,040	28,011
Pool #A8-2657, 5.500%, 10/01/2038	58,893	63,949
Pool #A8-2134, 6.000%, 10/01/2038	21,457	23,309
Freddie Mac Non Gold Pool
Pool #1H-2617, 5.778%, 05/01/2036	136,834	145,060
Pool #1J-1346, 5.548%, 11/01/2036	53,025	56,591
Pool #1G-1509, 5.314%, 02/01/2037	82,252	87,600
Ginnie Mae
3.500%, 06/15/2042	1,500,000	1,577,227
3.000%, 06/15/2043	652,000	663,996
Ginnie Mae II Pool
5.000%, 05/20/2030	50,568	55,374
5.500%, 02/20/2034	82,923	91,920
4.000%, 05/20/2041	39,396	42,346
3.000%, 07/20/2041	70,730	74,986
4.000%, 07/20/2041	159,875	172,044
4.500%, 07/20/2041	44,323	48,040
4.000%, 03/20/2042	39,696	42,373
2.000%, 01/20/2043	3,464,363	3,624,020
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $33,063,179)		32,581,800

U.S. GOVERNMENT NOTES/BONDS - 16.90%
U.S. Treasury Notes/Bonds - 11.71%
0.250%, 01/31/2014	5,000,000	5,005,080
0.250%, 02/28/2014	150,000	150,158
0.250%, 04/30/2014	5,000,000	5,005,275
0.250%, 05/31/2014	3,000,000	3,003,165
0.250%, 04/15/2016	505,000	501,607
0.750%, 10/31/2017	150,000	148,922
0.750%, 12/31/2017	220,000	217,903
0.625%, 04/30/2018	425,000	416,733
3.625%, 08/15/2019	320,000	363,950
1.750%, 05/15/2023	915,000	883,262
6.250%, 08/15/2023	535,000	738,551
6.875%, 08/15/2025	75,000	110,660
5.500%, 08/15/2028	290,000	390,095
2.750%, 11/15/2042	35,000	31,336
3.125%, 02/15/2043	135,000	130,718
		17,097,415

United States Treasury Inflation Indexed Bonds - 5.19%
0.500%, 04/15/2015	1,176,150	1,210,148
0.125%, 04/15/2016	2,910,586	3,012,002
0.125%, 04/15/2017	2,003,562	2,088,870
2.375%, 01/15/2025	123,489	155,596
2.000%, 01/15/2026	815,089	996,510
3.875%, 04/15/2029	77,877	118,854
		7,581,980
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $24,872,979)		24,679,395

	Shares	Value
EXCHANGE-TRADED FUNDS - 15.58%
iShares Barclays Intermediate Credit Bond Fund	55,393	6,098,215
iShares Core Total US Bond Market ETF	44,612	4,867,615
iShares iBoxx Investment Grade Corporate Bond Fund	62,724	7,392,023
SPDR Barclays Capital High Yield Bond ETF	96,327	3,908,950
WisdomTree Emerging Markets Local Debt Fund	9,537	478,853
TOTAL EXCHANGE-TRADED FUNDS (Cost $22,501,779)		22,745,656

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 16.88%
U.S. Treasury Bills - 5.13%
0.00% Coupon, 0.174% Effective Yield, 08/22/2013	1,500,000	1,499,908
0.00% Coupon, 0.091% Effective Yield, 03/06/2014	6,000,000	5,995,518
		7,495,426
Money Market Funds - 11.75%
AIM STIC Prime Portfolio	729,031	729,032
AIM STITT - Treasury Portfolio	6,289,753	6,289,753
Fidelity Institutional Government Portfolio	7,215,000	7,215,000
First American Government Obligations Fund	1,456,985	1,456,985
First American Treasury Obligations Fund	1,455,000	1,455,000
		17,145,770
TOTAL SHORT-TERM INVESTMENTS (Cost $24,641,014)		24,641,196
Total Investments (Cost $168,844,081) - 116.01%		169,385,080
Liabilities in Excess of Other Assets - (16.01)%		(23,380,049)
TOTAL NET ASSETS - 100.00%		$146,005,031

Percentages are stated as a percent of net assets.

(a) Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid, using procedures established by the Board of Trustees.
(b) Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2013 (Unaudited)

	Number		Unrealized
	of Contracts	Settlement	Appreciation
Description	Sold/Purchased	Month	(Depreciation)
Euro Bond Future	3	Jun. 2013	$(1,252)
U.S.10 Year Note Future	16	Sep. 2013	1,701
U.S. 5 Year Note Future	38	Sep. 2013	7,657
Total Futures Contracts Sold			$8,106

Canadian 10 Year Bond Future	4	Sep. 2013	$(5,414)
Long Gilt Future	3	Sep. 2013	(916)
U.S. 2 Year Note Future	21	Sep. 2013	(4,956)
U.S. Long Bond Future	19	Sep. 2013	(5,478)
U.S. Ultra Long Term Bond Future	9	Sep. 2013	(8,372)
Total Futures Contracts Purchased			$(25,136)

PMC Core Fixed Income Fund
Schedule of Open Forward Currency Contracts
May 31, 2013 (Unaudited)

		Contract	Fair	Net
	Settlement	Amount	Value	Unrealized
Purchase Contracts:	Date	(USD)	(USD)	(USD)
270,000,000 COP (a)	8/21/2013	145,513	140,710	(4,803)
3,600,000 MXN (a)	8/21/2013	290,189	279,668	(10,521)
380,000 PEN (a)	8/21/2013	143,667	137,538	(6,129)
Total Purchase Contracts				(21,453)

Sale Contracts:
59,300,000 JPY (b)	8/21/2013	(575,812)	(590,552)	(14,740)
Total Sales Contracts				(14,740)
Net Value of Outstanding Forward Currency Contracts				(36,193)

(a) Barclay Investments Ltd. is the counterparty for this open forward currency contract held by the Fund as of May 31, 2013.
(b) HSBC Investment Bank PLC is the counterparty for this open forward currency contract held by the Fund as of May 31, 2013.

Abbreviations:

JPY = Japanese Yen
MXN = Mexican Peso
PEN = Peruvian Nuevo Sol
COP = Columbian Peso

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$168,844,081
Gross unrealized appreciation - Futures	9,358
Gross unrealized appreciation - Investments	2,247,799
Gross unrealized depreciation - Futures	(26,388)
Gross unrealized depreciation - Forwards	(36,193)
Gross unrealized depreciation - Investments	(1,706,800)
Net unrealized appreciation	$487,776

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets)
could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Fund may use certain options and futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.
Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and
Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity:
Exchange-Traded Funds	$22,745,656	$-	$-	$22,745,656
Total Equity	$22,745,656	$-	$-	$22,745,656
Fixed Income:
Asset Backed Securities	$-	$5,094,030	$-	$5,094,030
Corporate Bonds	283,672	32,807,068	-	33,090,740
Foreign Coporate Bonds	-	1,197,708	-	1,197,708
Mortgage Backed Securities	-	70,781	-	70,781
Municipal Bonds	-	23,430,636	-	23,430,636
U.S. Government Agency Issues	-	32,581,800	-	32,581,800
Foreign Government Agency Issues	-	445,838	-	445,838
U.S. Government Notes/Bonds	-	24,679,395	-	24,679,395
Municipal Bonds	-	1,478,081	-	1,478,081
Total Fixed Income	283,672	121,785,337	-	122,069,009

Short-Term Investments	-	24,641,196	-	24,641,196

Total Investments in Securities	$23,029,328	$146,426,533	$-	$169,455,861

Other Financial Instruments*	$(53,223)	$-	$-	$(53,223)

* Other financial instruments are derivative instruments not reflected in the the Schedule of Investments, such as futures and forward contracts, which are valued at the net appreciation/depreciation on open contracts.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2013.
The Fund held no Level 3 securities during the period ended May 31, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$9,358	Assets- Unrealized depreciation*	(18,806)

Foreign Exchange Contracts - Futures	Assets- Unrealized appreciation*	-	Assets- Unrealized depreciation*	(7,582)

Foreign Exchange Contracts - Forward Currency Contracts	Unrealized appreciation of forward currency contracts	-	Unrealized depreciation of forward currency contracts	(36,193)

Total		$9,358		$(62,581)

*Reflects cumulative unrealized appreciation (depreciation) of futures and forward contracts as reported in the Schedules of Open Futures and Forward Contracts.

The effect of derivative instruments on income for the period September 1, 2012 through May 31, 2013 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Forwards	Total
Interest Rate Contracts	$(205,584)	$-	$(205,584)
Foreign Exchange Contracts	(48,861)	59,263	10,402
Total	$(254,445)	$59,263	$(195,182)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Forwards	Total
Interest Rate Contracts	$9,448	$-	$9,448
Foreign Exchange Contracts	7,582	(36,193)	(28,611)
Total	$17,030	$(36,193)	$(19,163)

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.72%
Accommodation - 0.44%
Marriott International, Inc.	11,700	$491,517
Starwood Hotels & Resorts Worldwide, Inc.	1,700	116,110
Wyndham Worldwide Corp.	2,050	119,146
		726,773
Administration of Human Resource Programs - 0.09%
WageWorks, Inc. (a)	5,305	153,686
Administrative and Support Services - 1.04%
Cross Country Healthcare, Inc. (a)	16,255	84,689
Dun & Bradstreet Corp.	2,300	225,722
Experian PLC - ADR	23,540	434,312
Kforce, Inc.	17,950	267,275
Liquidity Services, Inc. (a)	5,055	202,251
NeuStar, Inc. (a)	2,200	106,612
Proofpoint, Inc. (a)	10,985	221,897
WNS Holdings Ltd - ADR (a)	11,300	181,930
		1,724,688
Air Transportation - 0.18%
Bristow Group, Inc.	1,900	119,415
XPO Logistics, Inc. (a)	10,700	177,941
		297,356
Ambulatory Health Care Services - 0.14%
Air Methods Corp.	6,270	234,749
Amusement, Gambling, and Recreation Industries - 0.21%
Las Vegas Sands Corp.	5,880	340,452
Apparel Manufacturing - 0.50%
Carter's, Inc. (a)	4,000	288,280
G-III Apparel Group Ltd. (a)	5,710	240,448
Jones Group, Inc.	7,005	102,063
Perry Ellis International, Inc.	9,300	196,323
		827,114
Banks - 0.21%
Regions Financial Corp.	38,250	349,223
Beverage and Tobacco Product Manufacturing - 2.44%
Altria Group, Inc.	10,400	375,440
Coca-Cola Co.	7,400	295,926
Coca-Cola Enterprises, Inc.	13,137	488,171
PepsiCo, Inc.	16,752	1,353,059
Pernod-Ricard SA - ADR	19,335	463,267
Philip Morris International, Inc.	11,683	1,062,102
		4,037,965
Broadcasting (except Internet) - 0.93%
CBS Corp.	6,770	335,115
Comcast Corp.	11,472	460,601
Liberty Interactive Corp. (a)	19,756	443,522
Sirius XM Radio, Inc.	82,450	286,926
		1,526,164
Building Material and Garden Equipment and Supplies Dealers - 0.41%
Lowe's Cos., Inc.	12,810	539,429
Titan Machinery, Inc. (a)	6,435	131,982
		671,411
Capital Goods - 0.53%
Boeing Co.	1,900	188,138
Danaher Corp.	7,600	469,832
Ingersoll-Rand PLC (b)	4,150	238,750
		896,720
Chemical Manufacturing - 8.33%
Abbott Laboratories	8,000	293,360
Acorda Therapeutics, Inc. (a)	6,475	216,589
Agrium, Inc. (b)	2,215	204,622
Alkermes PLC (a)(b)	10,465	327,031
Allergan, Inc.	5,200	517,348
Arkema SA - ADR (a)	5,210	536,370
Auxilium Pharmaceuticals, Inc. (a)	5,435	81,090
Bristol-Myers Squibb Co.	10,839	498,702
Cabot Corp.	4,085	167,240
CF Industries Holdings, Inc.	1,400	267,344

Chemtura Corp. (a)	9,005	206,485
CSL Ltd. - ADR	8,035	228,114
El du Pont de Nemours & Co.	8,317	464,005
Eli Lilly & Co.	7,415	394,181
Forest Laboratories, Inc. (a)	10,202	405,530
Fresenius Medical Care AG & Co., KGaA - ADR	4,695	158,644
Incyte Corp. Ltd. (a)	6,950	154,082
Innophos Holdings, Inc.	3,260	164,891
InterMune, Inc. (a)	14,530	143,556
L'Oreal SA - ADR	18,320	621,047
Merck & Co., Inc.	16,003	747,340
Monsanto Co.	5,600	563,584
Nektar Therapeutics (a)	11,240	106,443
Novartis AG - ADR	7,715	553,628
Pfizer, Inc.	34,434	937,638
Prestige Brands Holdings, Inc. (a)	7,820	229,830
Procter & Gamble Co.	5,549	425,941
Quidel Corp. (a)	11,245	268,868
Roche Holding AG - ADR	18,510	1,153,913
Sanofi - ADR	22,034	1,169,786
SHFL Entertainment, Inc. (a)	16,055	276,949
Spectrum Pharmaceuticals, Inc.	16,605	136,327
Stepan Co.	2,585	139,668
United Therapeutics Corp. (a)	3,920	260,562
Warner Chilcott PLC (b)	25,450	488,640
West Pharmaceutical Services, Inc.	3,870	265,289
		13,774,637
Clothing and Clothing Accessories Stores - 1.31%
American Eagle Outfitters, Inc.	5,750	113,793
Dillard's, Inc.	2,280	210,376
Express, Inc. (a)	9,005	196,309
Francesca's Holdings Corp. (a)	3,365	96,071
Gap, Inc.	4,200	170,310
Hanesbrands, Inc. (a)	10,100	503,586
Jos A Bank Clothiers, Inc. (a)	5,095	228,918
TJX Cos., Inc.	12,800	647,807
		2,167,170
Computer and Electronic Product Manufacturing - 7.22%
Agilent Technologies, Inc.	10,450	474,953
Amkor Technology, Inc. (a)	25,640	116,406
Apple, Inc.	4,026	1,810,412
Applied Micro Circuits Corp. (a)	23,445	180,761
Cepheid, Inc. (a)	2,570	89,333
Cirrus Logic, Inc. (a)	8,015	146,274
Cisco Systems, Inc.	39,632	954,338
EMC Corp. (a)	16,200	401,112
FARO Technologies, Inc. (a)	6,320	236,494
Harris Corp.	4,150	208,040
Intel Corp.	5,700	138,396
International Business Machines Corp.	6,855	1,425,977
LSI Corp. (a)	28,510	210,974
Materion Corp.	6,140	182,972
Mettler-Toledo International, Inc. (a)	2,100	458,346
Mindray Medical International Ltd. - ADR	8,855	363,232
Motorola Solutions, Inc.	8,124	470,867
NETGEAR, Inc. (a)	4,505	149,926
Northrop Grumman Corp.	12,298	1,013,231
Plantronics, Inc.	4,320	199,584
QUALCOMM, Inc.	1,840	116,803
ResMed, Inc.	5,560	266,880
Rofin-Sinar Technologies, Inc. (a)	7,980	213,545
Seagate Technology PLC (b)	6,050	260,634
Semtech Corp. (a)	9,430	344,572
St. Jude Medical, Inc.	6,190	267,594
Telefonaktiebolaget LM Ericsson - ADR	47,110	549,774
Texas Instruments, Inc.	11,928	428,095
Thoratec Corp. (a)	2,050	63,899
Xilinx, Inc.	4,700	191,055
		11,934,479

Construction of Buildings - 0.08%
Pulte Group, Inc. (a)	5,750	124,143
Couriers and Messengers - 0.39%
FedEx Corp.	1,700	163,778
United Parcel Service, Inc.	5,645	484,906
		648,684
Credit Intermediation and Related Activities - 7.14%
Ameriprise Financial, Inc.	7,105	579,200
Bank of America Corp.	37,099	506,772
Bank of Nova Scotia (b)	5,605	317,972
BBCN Bancorp, Inc.	13,450	173,371
Capital Bank Financial Corp. (a)	9,845	176,226
Cielo SA - ADR	10,391	262,684
Citigroup, Inc.	11,512	598,508
Credit Suisse Group AG - ADR	7,927	233,377
Discover Financial Services	17,304	820,383
Fifth Third Bancorp	20,918	380,708
Flushing Financial Corp.	11,160	174,431
Grupo Financiero Banorte SAB de CV - ADR	8,400	267,405
Home Bancshares, Inc.	4,325	182,083
ICICI Bank Ltd. - ADR	7,680	345,370
Independent Bank Corp.	5,785	190,616
Industrial & Commercial Bank of China Ltd. - ADR	33,265	462,384
JPMorgan Chase & Co.	17,623	962,039
Nordea Bank AB - ADR	48,815	610,187
PNC Financial Services Group, Inc.	7,288	522,111
Prosperity Bancshares, Inc.	4,845	242,686
Sberbank of Russia - ADR	37,430	458,143
State Street Corp.	11,860	784,894
Susquehanna Bancshares, Inc.	18,050	216,781
Texas Capital Bancshares, Inc. (a)	2,570	113,491
Turkiye Garanti Bankasi AS - ADR	64,255	337,981
United Overseas Bank Ltd. - ADR	9,605	324,841
US Bancorp	9,050	317,293
Visa, Inc.	790	140,731
Webster Financial Corp.	9,185	214,470
Wells Fargo & Co.	19,329	783,790
Western Alliance Bancorp (a)	8,705	127,964
		11,828,892
Data Processing, Hosting and Related Services - 0.71%
AOL, Inc.	8,335	288,891
ExlService Holdings, Inc. (a)	3,760	110,281
Fiserv, Inc. (a)	4,235	369,122
InterXion Holding NV (a)(b)	7,865	215,894
Total System Services, Inc.	8,050	189,256
		1,173,444
Diversified Financials - 0.10%
American Express Co.	2,250	170,348
Educational Services - 0.06%
Greenway Medical Technologies (a)	7,950	95,400
Electrical Equipment, Appliance, and Component Manufacturing - 0.53%
Schneider Electric SA - ADR	55,880	879,551
Energy - 0.27%
Marathon Petroleum Corp.	5,450	449,625
Fabricated Metal Product Manufacturing - 0.40%
Ball Corp.	2,900	125,164
Chart Industries, Inc. (a)	2,225	216,448
Lincoln Electric Holdings, Inc.	5,200	310,960
		652,572
Food and Beverage Stores - 0.88%
Casey's General Stores, Inc.	4,715	286,483
Koninklijke Ahold NV - ADR	42,695	696,783
Kroger Co.	13,910	468,350
		1,451,616
Food Manufacturing - 1.68%
Givaudan SA - ADR	30,240	784,727
Ingredion, Inc.	2,050	139,646
J&J Snack Foods Corp.	2,525	191,648
Nestle SA - ADR	7,505	497,732
SABMiller PLC - ADR	10,090	510,958
Unilever NV - ADR	16,215	661,248
		2,785,959

Food Services and Drinking Places - 1.12%
AFC Enterprises, Inc. (a)	6,935	252,850
Buffalo Wild Wings, Inc. (a)	2,170	208,233
CEC Entertainment, Inc.	2,005	80,300
Cheesecake Factory, Inc.	4,500	179,640
Jack in the Box, Inc. (a)	7,965	290,643
Panera Bread Co. (a)	1,000	191,830
Sodexo - ADR	7,560	644,868
		1,848,364
Forestry and Logging - 0.26%
Weyerhaeuser Co.	14,499	432,360
Funds, Trusts, and Other Financial Vehicles - 0.21%
Greenhill & Co, Inc.	3,205	159,641
WellCare Health Plans, Inc. (a)	3,405	177,537
		337,178
Gasoline Stations - 0.14%
Susser Holdings Corp. (a)	4,960	234,806
General Merchandise Stores - 1.52%
Costco Wholesale Corp.	1,965	215,502
Family Dollar Stores, Inc.	7,504	458,870
O'Reilly Automotive, Inc. (a)	4,700	511,877
Target Corp.	11,360	789,519
Wal-Mart Stores, Inc.	7,209	539,522
		2,515,290
Health and Personal Care Stores - 0.58%
CVS Caremark Corp.	16,591	955,310
Heavy and Civil Engineering Construction - 0.26%
Fluor Corp.	2,450	154,865
Granite Construction, Inc.	3,370	103,998
MYR Group, Inc. (a)	8,775	177,605
		436,468
Hospitals - 0.18%
HCA Holdings, Inc.	7,420	289,825
Insurance Carriers and Related Activities - 2.20%
American International Group, Inc. (a)	9,178	408,054
AMERISAFE, Inc.	3,980	135,041
Maiden Holdings Ltd. (b)	14,570	155,608
MetLife, Inc.	12,737	563,103
Primerica, Inc.	6,020	212,024
RenaissanceRe Holdings Ltd. (b)	1,150	98,854
Travelers Companies, Inc.	4,958	415,084
UnitedHealth Group, Inc.	8,667	542,813
Unum Group	17,300	492,704
Validus Holdings Ltd. (b)	5,350	193,189
Willis Group Holdings PLC (b)	10,535	411,497
		3,627,971
Leather and Allied Product Manufacturing - 0.36%
Iconix Brand Group, Inc. (a)	8,430	253,659
Steven Madden Ltd. (a)	7,175	347,987
		601,646
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.06%
RPX Corp. (a)	6,775	103,929
Machinery Manufacturing - 2.36%
Barnes Group, Inc.	7,770	234,809
Canon, Inc. - ADR	8,210	281,439
Columbus McKinnon Corp. (a)	8,835	186,860
Dover Corp.	5,739	449,077
ESCO Technologies, Inc.	4,335	139,240
Esterline Technologies Corp. (a)	1,490	109,351
FANUC Corporation - ADR (a)	26,040	643,449
General Electric Co.	24,531	572,063
Illinois Tool Works, Inc.	5,180	363,273
Kadant, Inc.	6,995	209,290
Lufkin Industries, Inc.	1,045	92,232
Pall Corp.	4,700	320,540
Volksbank Stemweder Berg	8,825	293,343
		3,894,966
Management of Companies and Enterprises - 1.04%
American Equity Invesment Life Holding Co.	14,420	233,604
Bryn Mawr Bank Corp.	1,900	43,092
Bunzl PLC - ADR	6,980	685,366
Cardinal Financial Corp.	13,210	199,999
City Holding Co.	5,455	216,127
Dime Community Bancshares, Inc.	10,385	149,648

Park National Corp.	2,835	195,842
		1,723,678
Media - 0.33%
DIRECTV (a)	5,506	336,582
Walt Disney Co.	3,300	208,164
		544,746
Merchant Wholesalers, Durable Goods - 0.94%
Anixter International, Inc. (a)	3,075	235,945
Applied Industrial Technologies, Inc.	6,255	300,678
Covidien PLC (b)	7,068	449,525
Safran SA - ADR	6,055	317,160
United Stationers, Inc.	7,235	249,680
		1,552,988
Merchant Wholesalers, Nondurable Goods - 0.27%
Acuity Brands, Inc.	2,940	220,706
Herbalife Ltd. (b)	2,200	102,674
Nu Skin Enterprises, Inc.	2,150	126,420
		449,800
Mining (except Oil and Gas) - 1.12%
BHP Billiton PLC - ADR	6,245	358,837
Coeur d'Alene Mines Corp. (a)	6,545	92,874
CONSOL Energy, Inc.	4,799	166,429
New Gold, Inc. (a)(b)	48,875	332,839
Rio Tinto PLC - ADR	5,470	233,678
Silver Wheaton Corp. (b)	14,990	355,563
Vulcan Materials Co.	5,998	321,373
		1,861,593
Miscellaneous Manufacturing - 0.83%
Align Technology, Inc. (a)	8,020	286,715
Baxter International, Inc.	5,699	400,811
CONMED Corp.	6,510	214,374
CryoLife, Inc.	15,725	97,338
Haemonetics Corp. (a)	5,750	237,360
Merit Medical Systems, Inc. (a)	13,540	133,640
		1,370,238
Motion Picture and Sound Recording Industries - 0.26%
Corus Entertainment, Inc. (b)	15,010	347,782
inContact, Inc. (a)	11,480	83,345
		431,127
Oil and Gas Extraction - 2.73%
Akzo Nobel NV - ADR	24,705	525,228
BASF SE - ADR	4,190	408,106
BG Group PLC - ADR	17,740	324,465
Bonanza Creek Energy, Inc. (a)	6,315	234,602
Carrizo Oil & Gas, Inc. (a)	7,235	185,650
Cenovus Energy, Inc. (b)	8,550	255,902
CNOOC Ltd. - ADR	1,450	252,068
Diamondback Energy, Inc. (a)	2,445	82,568
EOG Resources, Inc.	3,907	504,394
Hess Corp.	7,899	532,471
Kodiak Oil & Gas Corp. (a)(b)	23,505	206,374
Noble Energy, Inc.	9,144	527,151
Rosetta Resources, Inc. (a)	4,510	211,339
Tullow Oil PLC - ADR	32,655	256,342
		4,506,660
Other Information Services - 1.11%
Baidu, Inc. - ADR (a)	2,050	198,112
Brightcove, Inc. (a)	13,410	100,307
ExactTarget, Inc. (a)	8,420	193,744
Google, Inc. (a)	1,565	1,362,192
		1,854,355
Paper Manufacturing - 0.92%
Boise, Inc.	20,550	165,633
Kimberly-Clark Corp.	1,800	174,294
Neenah Paper, Inc.	6,475	203,380
Sealed Air Corp.	14,739	354,030
Svenska Cellulosa AB - ADR	13,150	327,435
Unicharm Corp. - ADR (a)	26,950	304,805
		1,529,577

Personal and Laundry Services - 0.15%
Shutterfly, Inc. (a)	4,985	242,969
Petroleum and Coal Products Manufacturing - 1.61%
Chevron Corp.	9,293	1,140,715
ConocoPhillips	1,925	118,080
Exxon Mobil Corp.	11,253	1,018,059
HollyFrontier Corp.	4,910	243,045
Valero Energy Corp.	3,700	150,331
		2,670,230
Pipeline Transportation - 0.12%
Enbridge, Inc. (b)	4,425	191,204
Plastics and Rubber Products Manufacturing - 0.32%
Cooper Tire & Rubber Co.	8,880	229,459
Nokian Tyres OYJ - ADR	14,385	301,222
		530,681
Primary Metal Manufacturing - 0.12%
Kaiser Aluminum Corp.	3,080	195,395
Professional, Scientific, and Technical Services - 3.89%
Accenture PLC (b)	4,695	385,506
Celgene Corp. (a)	6,200	766,630
FTI Consulting, Inc. (a)	4,780	181,592
Icon PLC (a)(b)	6,975	239,522
Jardine Matheson Holdings Ltd. - ADR	10,155	661,091
KEYW Holding Corp. (a)	15,650	230,838
Mastercard, Inc.	1,005	573,101
Moody's Corp.	5,535	367,745
National CineMedia, Inc.	9,625	159,871
Omnicom Group, Inc.	6,068	377,005
Publicis Groupe SA - ADR	27,205	495,131
SGS SA - ADR	33,635	756,788
Synaptics, Inc. (a)	5,380	221,979
Syntel, Inc.	2,235	142,839
TeleTech Holdings, Inc. (a)	10,460	235,245
Tetra Tech, Inc. (a)	7,490	206,499
ValueClick, Inc. (a)	5,335	140,524
VeriSign, Inc. (a)	3,550	166,992
Vocus, Inc. (a)	13,935	121,792
		6,430,690
Publishing Industries (except Internet) - 3.76%
Accelrys, Inc. (a)	21,345	178,017
Brocade Communications Systems, Inc. (a)	28,650	155,570
CA, Inc.	12,480	340,829
Check Point Software Technologies Ltd. (a)(b)	12,825	642,276
EPAM Systems, Inc. (a)	4,950	114,642
Intuit, Inc.	7,700	449,988
Microsoft Corp.	51,763	1,805,492
Oracle Corp.	37,963	1,281,631
Reed Elsevier PLC - ADR	14,145	637,091
SAP AG - ADR	5,990	439,906
SS&C Technologies Holdings, Inc. (a)	5,545	175,388
		6,220,830
Rail Transportation - 0.78%
Genesee & Wyoming, Inc. (a)	2,310	205,706
Norfolk Southern Corp.	6,437	493,010
Union Pacific Corp.	3,860	596,832
		1,295,548
Rental and Leasing Services - 0.41%
Brambles Ltd. - ADR	19,920	345,412
Hertz Global Holdings, Inc. (a)	7,200	185,976
McGrath RentCorp.	4,435	146,488
		677,876
Retailing - 0.41%
Bed Bath & Beyond, Inc. (a)	2,200	150,150
Home Depot, Inc.	6,900	542,754
		692,904
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.90%
Deutsche Boerse AG - ADR	59,370	379,968
Evercore Partners, Inc.	4,050	160,866
ICAP PLC - ADR	36,065	402,486
Legg Mason, Inc.	9,651	338,171
Stifel Financial Corp. (a)	5,480	197,225
		1,478,716

Semiconductors & Semiconductor Equipment - 0.24%
ASML Holding NV - ADR	4,880	396,598
Software & Services - 0.05%
Trulia, Inc. (a)	2,865	88,070
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.08%
Dick's Sporting Goods, Inc.	2,450	128,233
Support Activities for Mining - 1.17%
C&J Energy Services, Inc. (a)	6,385	118,761
Petrofac Ltd. - ADR	51,400	525,821
Pioneer Energy Services Corp. (a)	19,820	138,344
Schlumberger Ltd. (b)	6,096	445,191
Subsea 7 SA - ADR	17,475	384,101
Transocean Ltd. (a)(b)	6,415	322,225
		1,934,443
Telecommunication Services - 0.43%
Verizon Communications, Inc.	14,660	710,717
Telecommunications - 1.98%
AT&T, Inc.	10,285	359,872
Atlantic Tele-Network, Inc.	2,895	144,084
China Mobile Ltd. - ADR	12,320	638,176
j2 Global, Inc.	5,730	234,300
RigNet, Inc. (a)	8,210	204,757
Softbank Corp. - ADR (a)	16,925	432,603
Viacom, Inc.	12,735	839,109
Vodafone Group PLC - ADR	14,345	415,288
		3,268,189
Transportation Equipment Manufacturing - 1.99%
Autoliv, Inc.	3,970	311,486
Daihatsu Motor Co. Ltd. - ADR (a)	8,200	357,930
Eaton Corp PLC (b)	6,855	452,841
General Motors Co. (a)	12,882	436,571
Honeywell International, Inc.	6,028	472,956
Tenneco, Inc. (a)	6,445	285,900
Textron, Inc.	10,485	282,676
Toyota Motor Corp. - ADR	5,730	673,561
		3,273,921
Truck Transportation - 0.07%
Roadrunner Transportation Services Holding, Inc. (a)	4,255	117,864
Utilities - 1.82%
Aqua America, Inc.	4,850	150,787
Calpine Corp. (a)	14,230	289,011
Cleco Corp.	5,260	239,383
FirstEnergy Corp.	9,691	378,045
Linde AG - ADR	44,380	852,540
NextEra Energy, Inc.	4,972	375,982
NorthWestern Corp.	3,930	161,759
NRG Energy, Inc.	10,656	271,941
UIL Holdings Corp.	3,860	150,386
Wisconsin Energy Corp.	3,380	137,938
		3,007,772
Waste Management and Remediation Services - 0.15%
US Ecology, Inc.	8,925	244,367
Wireless Telecommunications Carriers - 0.21%
Partner Communications Co. Ltd. - ADR	57,285	347,720
Wood Product Manufacturing - 0.04%
Koppers Holdings, Inc.	1,630	67,107
TOTAL COMMON STOCKS (Cost $102,043,574)		125,237,740

PREFERRED STOCKS - 0.18%
Transportation Equipment Manufacturing - 0.18%
Volkswagen AG - ADR	6,705	293,143
TOTAL PREFERRED STOCKS (Cost $323,875)		293,143

EXCHANGE-TRADED FUNDS - 19.12%
Guggenheim Frontier Markets ETF	27,072	464,826
iShares FTSE China 25 Index Fund	10,369	373,388
iShares MSCI EAFE Index Fund	157,171	9,442,833
iShares MSCI Italy Index Fund	25,532	339,831
iShares MSCI Spain Index Fund	15,891	480,067
iShares MSCI United Kingdom Index Fund	37,382	701,660
iShares Russell 1000 Value Index Fund	120,405	10,185,059
iShares Russell 2000 Index Fund	19,323	1,890,756
iShares S&P Global Energy Sector Index Fund	20,845	836,510
SPDR S&P Emerging Markets SmallCap ETF	47,108	2,273,432

Vanguard MSCI Emerging Markets ETF		6,166	256,012
Vanguard MSCI European ETF		11,192	574,709
Vanguard MSCI Pacific ETF		51,222	2,891,994
Vanguard Total Stock Market ETF		10,918	919,842
TOTAL EXCHANGE-TRADED FUNDS (Cost $26,871,525)			31,630,919

REAL ESTATE INVESTMENT TRUSTS - 1.25%
CBL & Associates Properties, Inc.		3,900	89,661
DCT Industrial Trust, Inc.		32,480	239,702
DuPont Fabros Technology, Inc.		9,950	241,089
EastGroup Properties, Inc.		4,625	271,811
EPR Properties		5,165	270,750
LaSalle Hotel Properties		10,120	267,168
Public Storage		1,430	217,074
Ramco-Gershenson Properties Trust		12,520	195,437
Sovran Self Storage, Inc.		4,235	274,724
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,700,650)			2,067,416

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 4.11%
Money Market Fund - 4.11%
AIM STITT - Treasury Portfolio		$625,188	625,188
Fidelity Institutional Government Portfolio		6,177,891	6,177,890
TOTAL SHORT-TERM INVESTMENTS (Cost $6,803,078)			6,803,078
Total Investments (Cost $137,742,702) - 100.38%			166,032,296
Liabilities in Excess of Other Assets - (0.38)%			(630,514)
TOTAL NET ASSETS - 100.00%			$165,401,782

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The cost basis of investments for federal income tax purposes at May 31, 2013 was as follows*:

Cost of investments	$137,742,702
Gross unrealized appreciation	30,739,430
Gross unrealized depreciation	(2,449,836)
Net unrealized appreciation	$28,289,594

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The PMC Diversified Equity Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust.
The investment objective of the Diversified Equity Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Diversified Equity Fund became effective and commenced operations on August 26, 2009. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management,
Inc. (the “Adviser”).

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S.
Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes
(“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets)
could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, the Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Advisor anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Fund may use certain options and futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund enters into written put options to hedge against changes in the value of purchased put options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United
States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.
Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, futures contracts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and
Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2013

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$125,237,740	$-	$-	$125,237,740
Preferred Stock	293,143	-	-	293,143
Exchange-Traded Funds	31,630,919	-	-	31,630,919
Real Estate Investment Trusts	2,067,416	-	-	2,067,416
Total Equity	159,229,218	-	-	159,229,218

Short-Term Investments	-	6,803,078	-	6,803,078

Total Investments in Securities	$159,229,218	$6,803,078	$-	$166,032,296

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of May 31, 2013.
The Fund held no Level 3 securities during the period ended May 31, 2013.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2013 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging during the period ended May 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
                                           John Buckel, President

Date  July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) */s/ John Buckel
                                            John Buckel, President

Date  July 24, 2013

By (Signature and Title) */s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date  July 24, 2013

* Print the name and title of each signing officer under his or her signature.